UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10543

          BlackRock Core Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Core Bond Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Core Bond Trust (BHK)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—99.9%
			Mortgage Pass-Through Securities—10.5%
			Federal Home Loan Mortgage Corp.,
	$ 1,875		3.01%, 4/19/07	$ 1,843,106
	85		5.00%, 8/01/33	80,878
	3,358		5.50%, 11/01/18-5/01/36	3,271,674
	4,461	[2]	5.50%, 11/01/18-5/01/36	4,371,931
	3,133		6.00%, 2/01/13-12/01/18	3,153,864
	1573		6.052%, 5/01/32	158,496
	29		7.00%, 9/01/31	30,075
			Federal National Mortgage Assoc.,
	3,675	[2]	2.35%, 4/05/07	3,601,480
	52		4.50%, 2/01/20	49,408
	8,116		5.00%, 11/01/17-6/01/36	7,892,312
	4,957	[2]	5.00%, 1/01/18-3/01/36	4,797,830
	2,497		5.50%, 1/01/18-7/01/34	2,441,410
	806	[2]	5.50%, 6/01/34	784,447
	1,007		6.00%, 8/01/29-3/01/36	999,897
	372		7.00%, 1/01/31-7/01/32	381,867
	1,000		TBA, 5.50%, 8/14/36	970,938
	291		Government National Mortgage Assoc., 5.50%, 8/15/33	284,919
			Small Business Administration,
	881		Ser. P10B, Class 1, 4.754%, 8/01/14	837,097
	1,936		Ser. P10B, Class 1, 5.136%, 8/01/13	1,893,662

			Total Mortgage Pass-Through Securities	37,845,291

			Federal Housing Administration Security—0.3%
	1,056		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,082,799

			Asset-Backed Securities—7.5%
AAA	2,825		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	2,794,539
			Countrywide Asset-Backed Certificates,
AAA	2,005	[3]	Ser. 15, Class 2AV1, 5.485%, 4/25/36	2,005,512
AAA	2,379	[3]	Ser. 16, Class 4AV1, 5.485%, 1/25/35	2,380,302
AAA	2,825		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	2,810,082
AAA	2,850		Ford Credit Auto Owner Trust, Ser. A, Class A4, 5.08%, 12/15/10	2,831,050
AAA	2,825		MBNA Credit Card Master Note Trust, Ser. A1, Class A, 4.90%, 7/15/11	2,801,319
AAA	1,745	[3]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.495%, 9/25/36	1,745,954
AAA	2,127	[3]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.465%, 1/25/36	2,127,260
			SLM Student Loan Trust,
AAA	1,093	[3]	Ser. 10, Class A1, 5.455%, 4/25/12	1,093,163
AAA	1,649	[3]	Ser. 5, Class A1, 5.485%, 1/25/18	1,648,250
AAA	2,213	[3]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.465%, 1/25/36	2,214,658
AAA	2,725		USAA Auto Owner Trust, Ser. 1 Class A4, 5.04%, 12/15/11	2,703,516

			Total Asset-Backed Securities	27,155,605

			Interest Only Asset-Backed Securities—0.7%
			Sterling Coofs Trust,
NR	24,652		Ser. 1, 2.362%, 4/15/29	1,232,613
NR	21,231		Ser. 2, 2.081%, 3/30/30	1,326,908

			Total Interest Only Asset-Backed Securities	2,559,521

			Interest Only Mortgage-Backed Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	2,763		Ser. 2579, Class HI, 5.00%, 8/15/17	390,730
	6,917		Ser. 2611, Class QI, 5.50%, 9/15/32	1,258,493
	30,649	[3]	Federal National Mortgage Assoc., Ser. 90, Class JH, 1.315%, 11/25/34	1,069,765

			Total Interest Only Mortgage-Backed Securities	2,718,988

			Commercial Mortgage-Backed Securities—6.8%
AAA	2,180	[3]	Banc of America Commerical Mortgage, Inc., Ser. 1, Class A4, 5.039%, 11/10/42	2,128,055
AAA	1,547		Commercial Mortgage Acceptance Corp., Ser. C2, Class A2, 6.03%, 9/15/30	1,547,479
AAA	2,720		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,624,598
AAA	1,583		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	1,638,802

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Commercial Mortgage-Backed Securities—(cont’d)
AAA	$ 2,621		Goldman Sachs Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	$ 2,630,134
AAA	1,677		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,708,108
			J.P. Morgan Chase Commercial Mortgage Securities Corp.,
AAA	2,140		Ser. C1, Class A3, 5.857%, 10/12/35	2,163,733
AAA	2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,077,302
AAA	1,729		J.P. Morgan Commercial Mortgage Finance Corp., Ser. C10, Class A2, 7.371%, 8/15/32	1,812,496
AAA	2,596		Morgan Stanley Capital Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	2,633,581
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,696,287

			Total Commercial Mortgage-Backed Securities	24,660,575

			Collateralized Mortgage Obligation Securities—10.9%
			Federal Home Loan Mortgage Corp.,
	2,487		Ser. 82, Class HJ, 5.50%, 9/25/32	2,453,316
	1,200		Ser. 2562, Class PG, 5.00%, 1/15/18	1,150,163
	3,159		Ser. 2806, Class VC, 6.00%, 12/15/19	3,172,888
	1,472		Ser. 2825, Class VP, 5.50%, 6/15/15	1,461,279
	1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,237,168
	3,479		Ser. 2922, Class GA, 5.50%, 5/15/34	3,436,911
	1,868		Ser. 2927, Class BA, 5.50%, 10/15/33	1,849,543
	1,803		Ser. 2933 Class HD, 5.50%, 2/15/35	1,786,323
	1,600		Ser. 2968, Class EG, 6.00%, 10/15/34	1,614,185
			Federal National Mortgage Assoc.,
	1,596		Ser. 3 Class AP, 5.50%, 2/25/35	1,578,793
	3,358		Ser. 5, Class PK, 5.00%, 12/25/34	3,268,532
	2,091		Ser. 27, Class PC, 5.50%, 5/25/34	2,062,782
	2,072		Ser. 70, Class NA, 5.50%, 8/25/35	2,044,452
	1,896	[3]	Ser. 118, Class FD, 5.785%, 12/25/33	1,908,303
			First Union National Bank Commercial Mortgage,
AAA	3,150		Ser. C3, Class A3, 6.423%, 8/15/33	3,234,388
AAA	2,265		Ser. C4, Class A2, 6.223%, 12/12/33	2,325,861
AAA	2,350		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,267,292
AAA	2,658		Structured Asset Securities Corp., Ser. AL1, Class A2, 3.45%, 1/25/36	2,347,478

			Total Collateralized Mortgage Obligation Securities	39,199,657

			U.S. Government and Agency Securities—2.3%
			Aid to Israel,
	825	[2]	5.50%, 4/26/24	813,507
	845		5.50%, 9/18/33	816,674
	1,050		Resolution Funding Corp., Zero Coupon, 7/15/18-10/15/18	555,670
			Tennessee Valley Authority,
	1,655	[2]	Ser. C, 5.88%, 4/01/36	1,726,630
	2,650	[2]	Ser. D, 4.875%, 12/15/16	2,640,040
	1,575	[2]	U.S. Treasury Bonds, 5.375%, 2/15/31	1,629,633
	235		U.S. Treasury Notes, 5.125%, 5/15/16	237,497

			Total U.S. Government and Agency Securities	8,419,651

			Corporate Bonds—58.6%
			Aerospace & Defense—1.2%
B	100		Argo-Tech Corp., 9.25%, 6/01/11	103,250
B+	30		Armor Holdings, Inc., 8.25%, 8/15/13	31,200
B	1,305		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,350,675
			DRS Technologies, Inc.,
B	70		6.875%, 11/01/13	68,955
B	80		7.625%, 2/01/18	80,300
			Northrop Grumman Corp.,
BBB+	615		4.079%, 11/16/06	612,451
BBB+	960		7.875%, 3/01/26	1,146,112
BB	15		Sequa Corp., 9.00%, 8/01/09	15,788
A+	1,125		United Technologies Corp., 4.875%, 5/01/15	1,064,240

			Total Aerospace & Defense	4,472,971

			Automotive—0.7%
			Autonation, Inc.,
BB+	150	[4]	7.00%, 4/15/14	147,375
BB+	150	[3,4]	7.507%, 4/15/13	151,125

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Automotive—(cont’d)
BB-	$ 30	[3,4]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	$ 30,150
A3	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	683,283
Caa3	40		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	30,700
B	300		Lear Corp., Ser. B, 8.11%, 5/15/09	292,875
CCC+	450		Metaldyne Corp., 10.00%, 11/01/13	432,000
BB-	517		TRW Automotive, Inc., 9.375%, 2/15/13	549,312

			Total Automotive	2,316,820

			Basic Materials—2.6%
			Abitibi-Consolidated, Inc. (Canada)
B+	450		6.00%, 6/20/13	366,750
B+	40		8.375%, 4/01/15	36,500
B+	995		AK Steel Corp., 7.75%, 6/15/12	982,562
B	80	[3,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.007%, 7/15/10	81,600
BB-	80	[3]	Bowater, Inc., 8.329%, 3/15/10	81,400
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,100
			Domtar, Inc. (Canada)
B+	60		7.125%, 8/15/15	53,175
B+	180		7.875%, 10/15/11	172,350
B+	150		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	151,313
B2	66		Huntsman LLC, 12.00%, 7/15/12	73,590
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	74,638
			Ineos Group Holdings PLC (United Kingdom)
B2	730	[4]	8.50%, 2/15/16	683,462
B2	285		(EUR), 7.875%, 2/07/16	340,832
CCC+	1,045		Innophos, Inc., 8.875%, 8/15/14	1,047,612
BBB	130		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	144,463
BB-	2,120		Lyondell Chemical Co., 9.50%, 12/15/08	2,173,000
BB	190		Millennium America, Inc., 9.25%, 6/15/08	192,850
B3	510		NewPage Corp., 10.00%, 5/01/12	529,125
			Nova Chemicals Corp. (Canada)
BB	50		6.50%, 1/15/12	46,500
BB	610	[3]	8.405%, 11/15/13	617,625
			Rhodia SA (France)
B-	204		8.875%, 6/01/11	207,825
B-	16		10.25%, 6/01/10	17,360
BBB	1,430		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,303,920

			Total Basic Materials	9,407,552

			Building & Development—1.3%
B2	200	[4]	Compression Polymers Corp., 10.50%, 7/01/13	205,000
B	635		ERICO Intl. Corp., 8.875%, 3/01/12	650,875
B-	440		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	409,200
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,157,500
			North American Energy Partners, Inc. (Canada)
Caa1	85		8.75%, 12/01/11	84,575
B3	175		9.00%, 6/01/10	180,250

			Total Building & Development	4,687,400

			Consumer Products—2.3%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	87,525
CCC+	425	[3]	Ames True Temper, Inc., 9.507%, 1/15/12	418,625
B3	250		Cenveo Corp., 7.875%, 12/01/13	243,750
B3	165	[4]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	165,413
BBB+	530		Federated Department Stores, Inc., 6.79%, 7/15/27	527,931
B-	205		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	179,888
B	80		Gold Kist, Inc., 10.25%, 3/15/14	83,800
B-	605	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	556,600
B-	330		Lazydays RV Center, Inc., 11.75%, 5/15/12	312,675
B	385	[3]	Levi Strauss & Co., 10.258%, 4/01/12	395,587
			May Deptartment Stores Co.,
BBB+	30		6.65%, 7/15/24	29,797
BBB+	230		7.875%, 3/01/30	256,642
B3	50	[3,4]	Nutro Products, Inc., 9.23%, 10/15/13	51,250

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Consumer Products—(cont’d)
B	$ 1,000		Pantry, Inc., 7.75%, 2/15/14	$ 995,000
			Quebecor World Capital Corp. (Canada)
BB-	40		6.125%, 11/15/13	32,982
BB-	250	[4]	8.75%, 3/15/16	229,692
BB-	200		Quiksilver, Inc., 6.875%, 4/15/15	185,000
BB+	250	[4]	Reynolds American, Inc., 7.625%, 6/01/16	253,750
B	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,089,500
CCC	380		Spectrum Brands, Inc., 7.375%, 2/01/15	285,950
			United Rentals NA, Inc.,
B	780		7.00%, 2/15/14	719,550
B	25		7.75%, 11/15/13	23,875

			Total Consumer Products	8,124,782

			Containers & Packaging—0.8%
B+	250	[4]	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	248,750
CCC+	75		Graham Packaging Co., Inc., 8.50%, 10/15/12	72,938
B	1,500		Owens Brockway, 8.25%, 5/15/13	1,509,375
B-	75	[4]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	74,812
CCC+	505	[4]	Pregis Corp., 12.375%, 10/15/13	525,200
B+	421		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	435,209

			Total Containers & Packaging	2,866,284

			Ecological Services & Equipment—0.2%
BB-	230		Allied Waste NA, Inc., Ser. B, 5.75%, 2/15/11	217,638
CCC	590		Waste Services, Inc., 9.50%, 4/15/14	603,275

			Total Ecological Services & Equipment	820,913

			Energy—5.7%
BBB-	425		Amerada Hess Corp., 7.125%, 3/15/33	451,381
			ANR Pipeline Co.,
Ba2	260		7.375%, 2/15/24	257,400
Ba2	810		9.625%, 11/01/21	965,925
B2	270		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	281,137
B	170	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	170,000
			Chesapeake Energy Corp.,
BB	150		6.375%, 6/15/15	141,000
BB	20		6.875%, 11/15/20	18,750
			CMS Energy Corp.,
BB-	30		7.50%, 1/15/09	30,488
BB-	95		8.50%, 4/15/11	99,869
BB-	160		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	156,400
B	415		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	396,325
A1	375		ConocoPhillips Holding Co., 6.95%, 4/15/29	416,080
BBB	510		Devon Financing Corp. LLC, 7.875%, 9/30/31	593,776
B3	690		Dresser, Inc., 9.375%, 4/15/11	703,800
BBB	725		DTE Energy Co., 6.35%, 6/01/16	730,940
B	60		Dynegy Danskammer LLC, Ser. A, 7.27%, 11/08/10	59,775
B+	165	[4]	Edison Mission Energy, 7.50%, 6/15/13	162,731
			El Paso Corp.,
B	100		7.80%, 8/01/31	98,875
B	65	[4]	9.625%, 5/15/12	71,338
B	150	[4]	10.75%, 10/01/10	165,375
			El Paso Natural Gas Co.,
Ba2	850		7.625%, 8/01/10	863,812
Ba2	265		8.625%, 1/15/22	291,500
Ba2	225		8.875%, 6/15/32	245,812
B+	172		Elwood Energy LLC, 8.159%, 7/05/26	186,906
A-	1,000		EnCana Corp., 6.50%, 8/15/34 (Canada)	1,007,081
			Encore Acquisition Co.,
B	40		6.00%, 7/15/15	36,400
B	60		7.25%, 12/01/17	57,450
B-	60		Exco Resources, Inc., 7.25%, 1/15/11	58,500
AA-	950		Florida Power & Light Co., 4.95%, 6/01/35	807,626
BB+	80		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	75,000

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
BBB+	$ 175		Halliburton Co., 7.60%, 8/15/96	$ 192,018
B	49	[4]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	53,104
B-	170		KCS Energy, Inc., 7.125%, 4/01/12	162,350
B+	75		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	78,889
			Mirant Americas Generation LLC,
B3	65		8.30%, 5/01/11	63,375
B3	50		8.50%, 10/01/21	46,125
B3	165		9.125%, 5/01/31	158,400
B2	590		Mission Energy Holdings Co., 13.50%, 7/15/08	659,325
			NRG Energy, Inc.,
B+	50		7.25%, 2/01/14	48,938
B+	285		7.375%, 2/01/16	278,587
A-	360		Occidental Petroleum Corp., 7.20%, 4/01/28	402,550
BBB	1,000		Ohio Edison Co., 6.875%, 7/15/36	1,022,148
B-	130		Orion Power Holdings, Inc., 12.00%, 5/01/10	148,525
BBB+	790		Peco Energy Capital Trust IV, 5.75%, 6/15/33	664,408
BBB	1,650		Pemex Project Funding Master Trust, 9.625%, 12/02/08	1,771,687
B+	220	[4]	Pogo Producing Co., 7.875%, 5/01/13	222,750
			Reliant Energy, Inc.,
BB-	210		6.75%, 12/15/14	197,137
BB-	50		9.25%, 7/15/10	51,125
A-	700		Scottish Power PLC, 5.375%, 3/15/15 (United Kingdom)	666,529
Aa1	290	[4]	SP PowerAssets Ltd., 5.00%, 10/22/13 (Singapore)	277,675
B	270	[3,4]	Stone Energy Corp., 8.24%, 7/15/10	270,000
A-	295		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	290,021
B-	320	[4]	Targa Resources, Inc., 8.50%, 11/01/13	312,000
AA	1,050		Texaco Capital, Inc., 8.875%, 9/01/21	1,355,875
A2	550		Transcanada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	523,655
BBB-	20		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	19,600
B	375		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	371,250
BB+	515		Williams Cos., Inc., 8.75%, 3/15/32	557,487

			Total Energy	20,466,985

			Entertainment & Leisure—1.0%
B3	185		AMC Entertainment, Inc., 11.00%, 2/01/16	199,800
B	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,057,500
B-	150		Gaylord Entertainment Co., 6.75%, 11/15/14	140,625
B3	360	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	378,900
B	140	[4]	Pokagon Gaming Authority, 10.375%, 6/15/14	146,650
B	110		Poster Financial Group, Inc., 8.75%, 12/01/11	113,575
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,075,000
B+	100	[4]	San Pasqual Casino, 8.00%, 9/15/13	100,250
BB	260		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	253,500
B+	40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	38,600

			Total Entertainment & Leisure	3,504,400

			Financial Institutions—23.3%
AA	550	[4,5]	Allstate Financial Global Funding II, 2.625%, 10/22/06	546,067
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB	320		7.125%, 2/15/13	312,800
BB	3,165		8.125%, 6/01/11	3,212,475
Aa3	545		BAC Capital Trust XI, 6.625%, 5/23/36	554,228
Aa2	325		Bank One Corp., 3.70%, 1/15/08	317,236
Aa2	1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,419,953
AA+	4,970	[3]	Barclays Bank PLC NY, 5.32%, 3/13/09	4,963,529
B	40		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	43,100
AA	350	[4]	Belvoir Land LLC, Ser. A1, 5.27%, 12/15/47	307,206
			Berkshire Hathaway Finance Corp.,
AAA	1,200		3.40%, 7/02/07	1,178,309
AAA	1,075		4.75%, 5/15/12	1,036,398
AA+	600		CitiFinancial, 6.25%, 1/01/08	606,611

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
			Citigroup, Inc.,
AA+	$ 3,010		3.625%, 2/09/09	$ 2,890,124
AA+	5,470		4.125%, 2/22/10	5,239,642
AA+	1,960		4.25%, 7/29/09	1,897,655
AA+	525		6.875%, 2/15/98	548,885
Ba3	980		Crum & Forster Holdings Corp., 10.375%, 6/15/13	999,600
AAA	1,100	[4]	Depfa ACS Bank, 4.25%, 8/16/10 (Ireland)	1,056,836
AA-	900	[3]	Deutsche Bank AG, 3.843%, 3/15/07	885,600
Ba2	100		E*Trade Financial Corp., 7.375%, 9/15/13	100,250
AAA	1,700		Eksportfinans A/S, 5.50%, 5/25/16 (Norway)	1,708,107
Ba3	115		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	102,350
Aaa	525	[4]	Fort Irwin Land LLC, Ser. A-1, 5.03%, 12/15/25	475,031
AAA	3,625	[3]	General Electric Capital Corp., 5.55%, 1/15/08	3,626,454
BB	460		General Motors Acceptance Corp., 6.875%, 8/28/12	442,413
AA-	1,415		Goldman Sachs Group, Inc., 5.35%, 1/15/16	1,356,667
			HBOS Treasury Services PLC (United Kingdom)
AA+	855	[4]	3.60%, 8/15/07	840,919
AA+	825	[4]	3.75%, 9/30/08	797,134
AA-	775		HSBC Bank NA, 5.875%, 11/01/34	727,354
			HSBC Finance Corp.,
AA-	1,820		4.75%, 5/15/09	1,787,512
AA-	635		6.375%, 8/01/10	653,066
			iPayment, Inc.,
CCC+	195	[4]	9.75%, 5/15/14	194,513
NR	960	[3,4,6]	12.75%, 7/15/14	950,400
AA	1,500	[4]	Irwin Land LLC, 5.40%, 12/15/47	1,326,560
Aa3	600		J.P. Morgan Chase & Co., 5.35%, 3/01/07	599,411
B-	255		K&F Acquisition, Inc., 7.75%, 11/15/14	249,263
A-	1,840	[3]	Lincoln National Corp., 7.00%, 5/17/66	1,867,634
A	1,525		MetLife, Inc., 5.70%, 6/15/35	1,404,843
AA	1,150	[4]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,113,083
AA-	4,405	[3]	Morgan Stanley Group, Inc., 5.286%, 3/07/08	4,407,214
AA	2,125	[4]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,088,069
B2	645	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	626,456
AAA	850	[4]	New York Life Global Funding, 3.875%, 1/15/09	820,286
AA	350		Ohana Military Communities LLC, Ser. 04l, 6.193%, 4/01/49	356,507
A	500		Prudential Financial, Inc., 5.90%, 3/17/36	473,600
AA-	1,000	[4]	Prudential Funding LLC, 6.60%, 5/15/08	1,017,590
AAA	5,550	[3,4]	Rabobank Nederland Global, 5.486%, 4/06/09 (Netherlands)	5,549,968
			Rainbow National Services LLC,
B2	200	[4]	8.75%, 9/01/12	211,500
B3	1,455	[4]	10.375%, 9/01/14	1,625,962
Caa1	630		Standard Aero Holdings, Inc., 8.25%, 9/01/14	608,738
AA+	3,063	[7]	Structured Asset Receivable Trust, 1.649%, 1/25/36	3,063,131
			SunTrust Bank,
Aa3	1,635		3.625%, 10/15/07	1,599,328
Aa3	995		4.00%, 10/15/08	966,525
Aa2	1,265		4.415%, 6/15/09	1,231,262
AAA	235	[4]	TIAA Global Markets, Inc., 3.875%, 1/22/08	229,857
Aa2	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	369,431
B-	50	[3]	Universal City Florida Holding Co. I/II, 10.239%, 5/01/10	51,375
			US Bank NA,
Aa1	1,380		2.87%, 2/01/07	1,361,873
Aa2	2,790		6.50%, 2/01/08	2,834,133
AAA	495	[4]	USAA Capital Corp., 4.00%, 12/10/07	485,863
A+	2,495	[3]	Wachovia Capital Trust III, 5.80%, 3/15/42	2,461,472
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	984,882
Aa1	355		4.20%, 1/15/10	341,563
Aa1	1,665		4.625%, 8/09/10	1,617,550
Aa1	435		4.875%, 1/12/11	424,712
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,918

			Total Financial Institutions	84,203,983

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Health Care—2.4%
B	$ 730	[4]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	$ 706,275
			Healthsouth Corp.,
B3	920	[4]	10.75%, 6/15/16	870,550
B3	485	[3,4]	11.418%, 6/15/14	468,025
B-	95		Select Medical Corp., 7.625%, 2/01/15	80,750
B	760		Tenet Healthcare Corp., 6.875%, 11/15/31	563,350
BBB	995		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	893,849
Ba3	2,000		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,130,000
A	1,060		UnitedHealth Group, Inc., 5.80%, 3/15/36	985,850
B-	410		Universal Hospital Services, Inc., 10.125%, 11/01/11	422,300
			WellPoint, Inc.,
A-	955		5.85%, 1/15/36	885,153
A-	85		5.95%, 12/15/34	79,860
A	675		Wyeth, 6.00%, 2/15/36	650,183

			Total Health Care	8,736,145

			Industrials—1.2%
Caa1	165		NationsRent Cos., Inc., 9.50%, 5/01/15	191,813
CCC+	420		Park-Ohio Industries, Inc., 8.375%, 11/15/14	376,950
CCC+	300		Polypore, Inc., 8.75%, 5/15/12	288,750
			RBS Global, Inc./Rexnord Corp.,
B3	480	[4]	9.50%, 8/01/14	481,200
CCC+	325	[4]	11.75%, 8/01/16	333,125
B3	480	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	501,600
B+	2,000		Terex Corp., 9.25%, 7/15/11	2,110,000
Caa1	210		Trimas Corp., 9.875%, 6/15/12	193,725

			Total Industrials	4,477,163

			Media—5.4%
B-	515	[4]	Affinion Group, Inc., 10.125%, 10/15/13	526,587
CCC	335		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	309,875
			AOL Time Warner, Inc.,
BBB	90		6.625%, 5/15/29	87,924
BBB	3,040		7.57%, 2/01/24	3,199,103
BBB	205	[5]	7.625%, 4/15/31	220,309
BBB	85		7.70%, 5/01/32	92,203
BBB	55	[4]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	52,212
B3	180	[3]	Cablevision Systems Corp., Ser. B, 9.62%, 4/01/09	191,250
Caa1	130		CCH II LLC/CCH II Capital Corp., Ser. B, 10.25%, 9/15/10	131,138
Caa1	710		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	718,875
B3	575	[4]	CMP Susquehanna Corp., 9.875%, 5/15/14	526,125
			Comcast Corp.,
BBB+	790		6.45%, 3/15/37	750,143
BBB+	2,375		6.50%, 1/15/17-11/15/35	2,372,344
BB-	270		CSC Holdings, Inc., 7.875%, 12/15/07	274,050
			Echostar DBS Corp.,
BB-	175		5.75%, 10/01/08	173,469
BB-	75	[4]	7.125%, 2/01/16	73,500
BB-	125	[3]	8.758%, 10/01/08	126,563
B2	85		Emmis Operating Co., 6.875%, 5/15/12	83,938
B	250		General Cable Corp., 9.50%, 11/15/10	267,500
B1	450		LIN Television Corp., 6.50%, 5/15/13	414,000
B	180		Medianews Group, Inc., 6.875%, 10/01/13	164,700
B2	445	[4]	Network Communications, Inc., 10.75%, 12/01/13	450,006
			News America Holdings, Inc.,
BBB	985		7.625%, 11/30/28	1,054,471
BBB	825		7.70%, 10/30/25	886,620
BBB	625		8.45%, 8/01/34	724,863
B3	560		Nexstar Finance, Inc., 7.00%, 1/15/14	505,400
B2	600	[3,4]	Paxson Communications Corp., 8.757%, 1/15/12	603,000
			Primedia, Inc.,
B2	260		8.00%, 5/15/13	227,825
B2	440	[3]	10.78%, 5/15/10	446,600

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
B	$ 800		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	$ 802,000
Caa1	190		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	179,550
			TCI Communications, Inc.,
BBB+	200		7.125%, 2/15/28	202,199
BBB+	620		7.875%, 8/01/13-2/15/26	672,111
BBB	70		Time Warner Cos., Inc., 6.95%, 1/15/28	70,036
CCC+	100	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	98,875
			Vertis, Inc.,
B3	645		9.75%, 4/01/09	651,450
Caa3	120	[4]	13.50%, 12/07/09	97,800
CCC	225		Ser. B, 10.875%, 6/15/09	223,313
Caa2	905		Young Broadcasting, Inc., 10.00%, 3/01/11	821,287

			Total Media	19,473,214

			Real Estate—1.0%
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	363,360
BBB+	775		8.25%, 7/15/08	812,641
			Rouse Co.,
BB+	895		3.625%, 3/15/09	832,992
BB+	1,650		5.375%, 11/26/13	1,499,640

			Total Real Estate	3,508,633

			Technology—1.5%
CCC+	1,005		Amkor Technology, Inc., 9.25%, 6/01/16	924,600
B+	250		Celestica, Inc., 7.625%, 7/01/13 (Canada)	246,250
B-	20		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.00%, 12/15/14 (Luxembourg)	13,450
A-	1,230		Oracle Corp./Ozark Holding, Inc., 5.25%, 1/15/16	1,167,932
B2	190	[4]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	182,400
CCC+	280	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	290,500
BB	20		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	19,450
			Sungard Data Systems, Inc.,
B-	120		9.125%, 8/15/13	122,400
B-	340	[3]	9.973%, 8/15/13	355,300
B-	560		10.25%, 8/15/15	567,700
B	1,045		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	1,052,837
			UGS Corp.,
B-	410		10.00%, 6/01/12	442,288
B-	180	[4]	10.38%, 6/01/11	178,650

			Total Technology	5,563,757

			Telecommunications—7.3%
A2	1,700		Bellsouth Telecommunications, Zero Coupon, 12/15/95	765,980
BB-	210		Cincinnati Bell, Inc., 7.25%, 7/15/13	208,688
			Deutsche Telekom Intl. Finance BV (Netherlands)
A-	3,000		5.75%, 3/23/16	2,868,214
A-	25		8.75%, 6/15/30	29,297
B3	190	[3]	Hawaiian Telcom Communications, Inc., Ser. B, 10.789%, 5/01/13	192,850
			Intelsat Ltd. (Bermuda)
BB-	295		8.625%, 1/15/15	294,262
BB-	500	[4]	9.25%, 6/15/16	510,000
BB-	325	[3]	10.484%, 1/15/12	330,281
B	1,000	[3,4]	11.64%, 6/15/13	1,017,500
			Lucent Technologies, Inc.,
B1	155		6.45%, 3/15/29	131,944
B1	805		6.50%, 1/15/28	676,200
B+	770	[4]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	795,025
B-	70		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	54,075
B-	730	[3,4]	Nortel Networks Ltd., 9.73%, 7/15/11 (Canada)	737,300
			PanAmSat Corp.,
B	155		9.00%, 8/15/14	156,938
B	380	[4]	9.00%, 6/15/16	383,800
			Qwest Corp.,
BB+	200		7.875%, 9/01/11	205,500
BB+	470	[3]	8.579%, 6/15/13	502,900

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
BB+	$ 155		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	$ 157,325
A2	780		SBC Communications, Inc., 6.45%, 6/15/34	747,421
BBB+	1,715		Sprint Capital Corp., 6.875%, 11/15/28	1,740,308
			Telecom Italia Capital SA (Luxembourg)
BBB+	1,550		6.00%, 9/30/34	1,371,527
BBB+	500		7.20%, 7/18/36	509,910
BBB+	1,975		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	2,029,922
BBB+	725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	776,012
A+	70		Verizon Global Funding Corp., 7.75%, 12/01/30	76,563
A+	125		Verizon Maryland, Inc., 5.125%, 6/15/33	98,349
			Verizon New Jersey, Inc.,
A+	230		7.85%, 11/15/29	247,411
A+	335		Ser. A, 5.875%, 1/17/12	331,909
A+	3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	2,866,997
			Vodafone Group PLC (United Kingdom)
A-	1,465	[3]	5.59%, 12/28/07	1,464,611
A-	2,504		7.75%, 2/15/10	2,662,720
B+	350	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	374,937
			Windstream Corp.,
BB+	500	[4]	8.125%, 8/01/13	518,750
BB+	580	[4]	8.625%, 8/01/16	602,475

			Total Telecommunications	26,437,901

			Transportation—0.7%
BB-	115		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	112,700
BBB	925	[3]	BNSF Funding Trust I, 6.613%, 12/15/55	896,135
A-	350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	361,561
B	405		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	380,700
BB-	825	[4]	Hertz Corp., 8.875%, 1/01/14	862,125
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	47,822

			Total Transportation	2,661,043

			Total Corporate Bonds	211,729,946

			Foreign Government Bonds—1.5%
			United Mexican States,
Baa1	2,000		5.625%, 1/15/17	1,918,000
Baa1	400		6.75%, 9/27/34	407,400
Baa1	2,255		8.00%, 9/24/22	2,607,907
Baa1	500		8.125%, 12/30/19	583,000

			Total Foreign Government Bonds	5,516,307

	Shares

			Common Stocks—0.0%
	1,895	[8]	Critical Care Systems Intl., Inc.	8,969

			Preferred Security—0.0%
	45,000		Superior Essex Holding Corp., Ser. A, 9.50%	36,000

			Total Long-Term Investments (cost $372,446,995)	360,933,309

	Principal
	Amount
	(000)

			SHORT-TERM INVESTMENTS—3.7%
			Foreign Government Bonds—1.4%
			France Government (EUR)
	$ 2,484	[9]	2.924%, 10/05/06	3,153,106
	1,470	[9]	2.929% 10/05/06	1,865,968

			Total Foreign Government Bonds	5,019,074

			U.S. Government and Agency Discount Notes—2.3%
			Federal Home Loan Bank Disc. Notes,
	7,700	[9]	5.051%, 8/01/06	7,700,000
	700	[9]	5.176%, 8/11/06	698,997

			Total U.S. Government and Agency Discount Notes	8,398,997

			Total Short-Term Investments (cost $13,409,377)	13,418,071

BlackRock Core Bond Trust (BHK) (continued)

Contracts/
Notional
Amount
(000)	Description	Value

	OUTSTANDING OPTIONS PURCHASED—0.3%
	Interest Rate Swaps,
5,200	Trust pays 3-month LIBOR, Trust receives 5.26%, expires 3/02/16	$ 167,960
5,300	Trust pays 3-month LIBOR, Trust receives 5.50%, expires 12/11/15	272,950
5,200	Trust pays 5.26%, Trust receives 3-month LIBOR, expires 3/02/16	301,600
5,300	Trust pays 5.50%, Trust receives 3-month LIBOR, expires 12/11/15	376,300

	Total Outstanding Options Purchased (cost $1,172,060)	1,118,810

	Total investments before outstanding options written (cost $387,028,43210)	375,470,190

	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	Interest Rate Swaps,
(13,300)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(863,436)
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(266,696)
(11,500)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(480,789)
(13,300)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(46,949)
(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(88,218)
(11,500)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(446,861)
(64)	U.S. Treasury Notes Future, expiring 8/25/06	(14,000)

	Total Outstanding Options Written (premium received $2,715,120)	(2,206,949)

	Total investments net of outstanding options written—103.3%	$373,263,241
	Liabilities in excess of other assets—(3.3)%	(11,766,807)

	Net Assets—100%	$361,496,434

[1]	Using the highest of Standard & Poor’s, Moody’s Investor Service or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[3]	Variable rate security. Rate shown is interest rate as of July 31, 2006.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 10.6% of its net assets, with a current market value of $38,240,594, in securities restricted as to resale.
[5]	Security, or a portion thereof, pledged as collateral with a value of $1,558,648 on 1,665 long U.S. Treasury Bond futures contracts expiring September 2006, 32 short Eurodollar futures contracts expiring September 2006 and 1,382 short U.S. Treasury Note futures contracts expiring September 2006. The notional value of such contracts on July 31, 2006 was $28,312,119, with an unrealized gain of $3,131,428.
[6]	Security is fair valued.
[7]	Illiquid security. As of July 31, 2006, the Trust held 0.8% of its net assets, with a current market value of $3,063,131 in these securities.
[8]	Non-income producing security.
[9]	Rate shown is the yield to maturity as of the date of purchase.
[10]	Cost for Federal income tax purposes is $388,612,759. The net unrealized depreciation on a tax basis is $13,142,569, consisting of $1,223,343 gross unrealized appreciation and $14,365,912 gross unrealized depreciation.

KEY TO ABBREVIATIONS

EUR	—	Euro	TBA	—	To Be Announced

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Core Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006